Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income And Expenses [Abstract]
Schedule of finance income
	2025	2024	2023
	US $ in millions

Interest income on debt instruments measured at amortized cost	58.0	52.5	64.2
Interest income on debt instruments at fair value through other comprehensive income	74.1	67.9	78.0
Profits reclassified to profit or loss on derecognition of debt instruments at fair value through other comprehensive income	1.0
Net foreign currency exchange rate differences		28.8
	133.1	149.2	142.2

Schedule of finance expenses

	2025	2024	2023
	US $ in millions

Interest expenses	475.1	467.7	380.8
Adjustments to financial liabilities in respect of
cashflows and repayments (*)			46.0
Losses reclassified to profit or loss on derecognition of debt instruments at fair value through other comprehensive income		0.7	13.6
Net foreign currency exchange rate differences	11.9		1.2
Impairment losses on trade and other receivables	3.6	3.1	5.1
	490.6	471.5	446.7

(*)  In 2023, further to an expiration of related repurchase options, the Company concluded that certain vessels, which were previously subject to a sale and lease back transaction accounted as a secured borrowing, will be redelivered on lease maturity. Accordingly, the Company recorded US$ 46 million as a financial expense for remeasurement of the related liability (and US$ 21 million as a capital loss for derecognizing such liability and the related vessels, all with no cash impact).